Exploration and evaluation assets and mining data - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration And Evaluation Assets And Mining Data [Abstract]
Resettlement compensation payments	$ 8,989,671	$ 2,189,928